Operating Leases (Details Textual)	Dec. 31, 2019
Operating Leases (Textual)
Remaining lease term	2 years 9 months 14 days
Minimum [Member]
Operating Leases (Textual)
Remaining lease term	1 month 6 days
Maximum [Member]
Operating Leases (Textual)
Remaining lease term	5 years